Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INSTITUTIONAL TRUST
CIK	dei_EntityCentralIndexKey	0000925723
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 26, 2022
Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2022
Prospectus Date	rr_ProspectusDate	Jul. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Government Ultrashort Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGUAX
Federated Hermes Government Ultrashort Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGUSX
Federated Hermes Government Ultrashort Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEUSX
Federated Hermes Government Ultrashort Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGULX